Risk Management and Fair Values (Tables)	12 Months Ended
Dec. 31, 2018
Risk Management and Fair Values [Abstract]
Schedule of capital risk

	December 31, 2018	December 31, 2017
Total borrowing	1,092,783	1,609,930
Less: cash and cash equivalents	(21,026,103)	(26,050,456)
Net debt	(19,933,320)	(24,443,526)
Total equity	54,301,321	74,027,196
Total capital	34,368,001	49,583,670
Gearing ratio	(37%)	(33%)

Schedule of liquidity risk

As at December 31, 2018

	Within 1 year	Over 1 year	Total
Short-term bank loans and related interests	1,092,783	-	1,092,783
Trade and other payables	5,278,460	-	5,278,460
Related party payables	445,614	-	445,614
Total	6,816,857	-	6,816,857

As at December 31, 2017

	Within 1 year	Over 1 year	Total
Short-term bank loans and related interests	1,606,930	-	1,606,930
Trade and other payables	5,521,442	-	5,521,442
Related parties payables	154,137	-	154,137
Total	7,282,509	-	7,282,509

Schedule of recurring fair value measurements
	December 31, 2018 Level 2	December 31, 2017 Level 2
Recurring fair value measurements
Liabilities:
Warrant liabilities	-	-
	-	-